1

Wilmington International Fund

PORTFOLIO OF INVESTMENTS¢

July 31, 2021 (unaudited)

Description	Number of Shares	Value

COMMON STOCKS – 89.8%

AUSTRALIA – 3.7%

Australia & New Zealand Banking Group Ltd.	145,412	$2,956,951

BHP Group Ltd.	125,402	4,922,484

BHP Group PLC	51,932	1,677,591

Brambles Ltd.	116,365	992,284

Cochlear Ltd.	13,569	2,443,000

CSL Ltd.	17,069	3,618,911

Incitec Pivot Ltd.	1,065,059	2,094,671

Rio Tinto Ltd.	37,986	3,719,219

Rio Tinto PLC	41,146	3,489,341

TOTAL AUSTRALIA		$25,914,452

AUSTRIA – 0.0%**

OMV AG	4,068	219,664

BELGIUM – 0.7%

Ageas SA	13,420	709,372

Anheuser-Busch InBev SA	12,980	822,228

Bpost SA*	9,453	106,137

KBC Group NV	21,220	1,709,194

Proximus SADP#	9,550	196,270

Xior Student Housing NV#	21,861	1,413,327

TOTAL BELGIUM		$4,956,528

BRAZIL – 0.0%**

Yara International ASA	6,080	320,216

BULGARIA – 0.0%**

Petrol AD*,(1)	2,384	—

CHINA – 6.5%

Alibaba Group Holding Ltd.*	70,128	1,705,564

Alibaba Group Holding Ltd., ADR*	30,018	5,859,213

Baozun, Inc., Class A*,#	191,800	1,628,948

Budweiser Brewing Co. APAC Ltd.	695,200	1,941,262

China Mengniu Dairy Co. Ltd.*	250,000	1,355,977

China Pacific Insurance Group Co. Ltd., Class H	774,600	2,182,912

China Petroleum & Chemical Corp., Class H	5,284,000	2,420,625

China Resources Land Ltd.	388,000	1,298,135

China Resources Medical Holdings Co. Ltd.	21,000	19,457

Haitian International Holdings Ltd.	695,000	2,544,379

Hollysys Automation Technologies Ltd.	91,280	1,376,502

Huazhu Group Ltd., ADR*	54,264	2,440,795

JD.com, Inc., Class A*	91,884	3,270,444

NetEase, Inc., ADR	13,072	1,336,089

Ping An Insurance Group Co. of China Ltd., Class H	224,000	1,964,394

Shenzhou International Group Holdings Ltd.	86,300	1,905,649

Tencent Holdings Ltd.	161,100	9,929,920

Yum China Holdings, Inc.	24,103	1,498,966

Yum China Holdings, Inc.	17,800	1,088,915

TOTAL CHINA		$45,768,146

Description	Number of Shares	Value

DENMARK – 3.4%

Ambu A/S, Class B	77,724	$2,875,453

AP Moller – Maersk A/S, Class B	440	1,221,910

Carlsberg AS, Class B	3,760	695,219

Chr Hansen Holding A/S	7,113	639,728

Coloplast A/S, Class B	17,380	3,178,897

DSV Panalpina A/S	28,962	7,056,918

Genmab A/S*	3,000	1,356,243

Netcompany Group A/S	15,310	1,892,083

Novo Nordisk A/S, Class B	54,809	5,069,243

TOTAL DENMARK		$23,985,694

FINLAND – 0.5%

Elisa OYJ	4,630	297,575

Kesko OYJ, Class B#	19,766	847,624

Neles OYJ	1,800	27,844

Nokia OYJ*	227,200	1,393,667

Nordea Bank Abp	40,210	471,306

Sampo OYJ, Class A	2,590	124,800

TietoEVRY OYJ	11,260	378,810

Valmet OYJ	5,654	235,619

TOTAL FINLAND		$3,777,245

FRANCE – 7.1%

Airbus SE*	10,300	1,413,666

Amundi SA	3,760	347,457

AXA SA	48,818	1,267,078

BNP Paribas SA	25,144	1,534,603

Bouygues SA	12,794	493,097

Carrefour SA	17,030	316,361

Cie de Saint-Gobain	19,600	1,400,843

Cie Generale des Etablissements Michelin SCA	8,400	1,372,112

CNP Assurances	13,476	229,478

Credit Agricole SA	26,673	372,096

Danone SA	2,380	175,212

Dassault Systemes SE	63,214	3,488,423

Edenred#	43,585	2,532,398

Engie SA	24,266	323,895

Esker SA	5,497	1,741,058

Eurazeo SE	16,360	1,585,556

Eutelsat Communications SA	25,550	278,112

Faurecia SE	28,488	1,271,664

ID Logistics Group*	6,604	2,115,179

Legrand SA	16,334	1,839,190

L’Oreal SA	9,026	4,131,867

LVMH Moet Hennessy Louis Vuitton SE	9,688	7,744,722

Neoen SA*,#	30,613	1,329,843

Orange SA	54,910	611,962

Pernod Ricard SA	3,110	686,567

Publicis Groupe SA	11,220	708,344

Sanofi	30,145	3,106,786

Sartorius Stedim Biotech	4,093	2,336,866

July 31, 2021 (unaudited)

2	PORTFOLIO OF INVESTMENTS

Wilmington International Fund (continued)

Description	Number of Shares	Value

SEB SA	5,505	$914,896

Societe BIC SA	2,440	165,418

Societe Generale SA	14,493	425,080

TotalEnergies SE	39,663	1,726,744

Virbac SA	5,068	2,047,057

TOTAL FRANCE		$50,033,630

GERMANY – 6.8%

adidas AG	14,154	5,139,475

Aroundtown SA	69,640	545,725

BASF SE	10,110	794,176

Bayer AG	11,940	712,299

Bayerische Motoren Werke AG	21,448	2,134,133

Covestro AG	2,959	190,459

Daimler AG	28,365	2,533,020

Deutsche Bank AG*	109,600	1,385,679

Deutsche Post AG	33,910	2,297,292

Deutsche Telekom AG	44,706	928,387

Evotec SE*	35,500	1,473,073

Freenet AG	10,532	252,370

Hannover Rueck SE	2,410	405,673

Hypoport SE*	3,170	1,910,289

Infineon Technologies AG	138,796	5,290,923

LEG Immobilien SE	3,700	585,290

Merck KGaA	6,800	1,392,681

MTU Aero Engines AG	12,419	3,109,933

Muenchener Rueckversicherungs AG	1,660	448,775

Nemetschek SE	12,063	1,065,217

New Work SE	4,140	1,244,957

Norma Group SE	18,954	1,002,345

Rheinmetall AG	4,960	476,352

SAP SE	31,621	4,532,758

Siemens AG	18,180	2,837,658

Vonovia SE	18,259	1,216,844

Zalando SE*	34,764	3,866,549

TOTAL GERMANY		$47,772,332

HONG KONG – 3.8%

AIA Group Ltd.	512,800	6,143,451

ASM Pacific Technology Ltd.	150,400	1,935,363

Hong Kong Exchanges & Clearing Ltd.	40,500	2,584,946

Hutchmed China Ltd., ADR*	101,171	4,254,241

Jardine Matheson Holdings Ltd.	36,600	2,175,504

Johnson Electric Holdings Ltd.	822,436	1,928,258

Swire Properties Ltd.	832,000	2,366,085

Techtronic Industries Co. Ltd.	317,500	5,674,932

TOTAL HONG KONG		$27,062,780

INDIA – 0.9%

HDFC Bank Ltd., ADR	87,654	6,185,743

IRELAND – 0.8%

CRH PLC	14,050	704,173

Kerry Group PLC, Class A	12,069	1,789,606

Kingspan Group PLC	31,886	3,468,531

TOTAL IRELAND		$5,962,310

ISLE OF MAN – 0.2%

Strix Group PLC	291,195	1,378,211

Description	Number of Shares	Value

ITALY – 1.2%

A2A SpA	111,240	$236,272

Assicurazioni Generali SpA	52,337	1,046,128

Enel SpA	175,319	1,618,023

Eni SpA	43,285	514,701

FinecoBank Banca Fineco SpA*	112,360	2,014,634

Intesa Sanpaolo SpA	226,978	627,762

Iren SpA	32,640	99,431

Mediobanca Banca di Credito Finanziario SpA*	36,670	430,039

Salvatore Ferragamo SpA*,#	60,036	1,199,662

Unipol Gruppo SpA	41,260	219,762

UnipolSai Assicurazioni SpA#	114,880	319,432

TOTAL ITALY		$8,325,846

JAPAN – 18.3%

ABC-Mart, Inc.	38,400	2,107,178

AEON Financial Service Co. Ltd.	144,400	1,770,366

AGC, Inc.	60,700	2,581,154

Air Water, Inc.#	151,900	2,263,858

Amada Co. Ltd.	157,400	1,604,058

Amano Corp.	36,400	891,212

Anritsu Corp.#	91,300	1,589,563

Aruhi Corp.	151,500	1,909,890

Asahi Group Holdings Ltd.	49,400	2,211,416

Central Japan Railway Co.	13,000	1,878,811

Chubu Electric Power Co., Inc.	113,900	1,366,842

COMSYS Holdings Corp.	19,900	550,536

Dai-ichi Life Holdings, Inc.	57,200	1,049,053

Daikin Industries Ltd.	6,400	1,322,237

Daiseki Co. Ltd.	31,100	1,434,447

Denso Corp.	19,800	1,350,381

East Japan Railway Co.	28,500	1,891,254

ENEOS Holdings, Inc.	137,600	576,338

FCC Co. Ltd.	40,600	579,181

Fuji Electric Co. Ltd.	31,300	1,358,078

FUJIFILM Holdings Corp.	11,500	820,897

Furukawa Electric Co. Ltd.	47,300	1,210,687

Hino Motors Ltd.	67,000	582,025

Hitachi Ltd.	64,500	3,679,331

Honda Motor Co. Ltd.	84,100	2,677,738

Ichikoh Industries Ltd.	51,500	344,100

IHI Corp.*	34,400	788,938

ITOCHU Corp.	66,200	1,950,307

Iwatani Corp.	8,400	480,088

J Front Retailing Co. Ltd.	154,800	1,293,939

Japan Airlines Co. Ltd.*	44,500	926,061

JGC Holdings Corp.	87,400	779,155

JSP Corp.	29,100	427,594

Kamigumi Co. Ltd.	72,100	1,512,914

Kaneka Corp.	41,400	1,632,150

KH Neochem Co. Ltd.	32,800	772,275

Kintetsu World Express, Inc.	41,500	1,006,622

Komatsu Ltd.	15,600	402,282

Kumagai Gumi Co. Ltd.	24,900	637,338

Kureha Corp.	13,100	854,984

Mabuchi Motor Co. Ltd.	58,200	2,175,106

Mirait Holdings Corp.	53,000	1,039,178

July 31, 2021 (unaudited)

PORTFOLIO OF INVESTMENTS	3

Wilmington International Fund (continued)

Description	Number of Shares	Value

Mitsubishi Chemical Holdings Corp.	142,400	$1,188,473

Mitsubishi Corp.	84,500	2,358,498

Mitsubishi Electric Corp.	50,000	672,713

Mitsubishi UFJ Financial Group, Inc.	359,000	1,893,091

Mitsui Fudosan Co. Ltd.	56,300	1,309,929

Mitsui Mining & Smelting Co. Ltd.	18,000	509,457

Murata Manufacturing Co. Ltd.	19,400	1,598,614

NEC Networks & System Integration Corp.	132,600	2,341,244

Nexon Co. Ltd.	65,700	1,346,280

NGK Insulators Ltd.	63,800	1,013,077

Nihon Kohden Corp.	12,500	380,566

Nintendo Co. Ltd.	3,300	1,696,550

Nippon Steel Corp.	67,700	1,167,571

Nippon Telegraph & Telephone Corp.	65,300	1,668,140

NOK Corp.#	176,400	2,315,446

NTT Data Corp.	86,900	1,339,482

Olympus Corp.	93,700	1,917,901

Ono Pharmaceutical Co. Ltd.	67,900	1,538,357

Organo Corp.	26,000	1,485,985

ORIX Corp.	41,900	730,257

Osaka Gas Co. Ltd.	14,600	272,956

Otsuka Corp.	34,300	1,779,016

Pacific Industrial Co. Ltd.	52,400	632,879

Pan Pacific International Holdings Corp.	63,100	1,313,133

Panasonic Corp.	64,600	768,746

Recruit Holdings Co. Ltd.	24,800	1,272,496

Relia, Inc.	48,000	585,862

Resona Holdings, Inc.	68,400	256,317

Saizeriya Co. Ltd.#	18,700	459,552

San-A Co. Ltd.	12,800	475,457

Santen Pharmaceutical Co. Ltd.	80,300	1,084,037

SBI Holdings, Inc.	28,900	688,616

SCREEN Holdings Co. Ltd.	15,200	1,364,751

Seino Holdings Co. Ltd.	57,400	726,754

Seria Co. Ltd.	20,800	747,970

Shibaura Machine Co. Ltd.	96,300	2,277,036

SoftBank Group Corp.	44,600	2,779,547

Sompo Holdings, Inc.	13,000	536,803

Sony Group Corp.	34,700	3,597,944

SUMCO Corp.	101,700	2,333,339

Sumitomo Electric Industries Ltd.	79,200	1,117,196

Sumitomo Metal Mining Co. Ltd.	41,300	1,663,219

Sumitomo Mitsui Financial Group, Inc.	40,500	1,364,090

Sumitomo Rubber Industries Ltd.	10,000	133,722

Suzuki Motor Corp.	12,800	516,877

Tatsuta Electric Wire & Cable Co. Ltd.	55,900	273,627

TDK Corp.	20,300	2,301,919

THK Co. Ltd.	40,200	1,139,620

Tokio Marine Holdings, Inc.	18,600	883,333

Tokyu Fudosan Holdings Corp.	184,300	1,033,175

Tomy Co. Ltd.	36,100	315,902

Topcon Corp.	109,000	1,524,142

Torii Pharmaceutical Co. Ltd.	31,600	731,059

Toyo Tanso Co. Ltd.	27,000	706,103

Toyota Motor Corp.	47,300	4,227,487

Tsumura & Co.	38,000	1,193,291

Description	Number of Shares	Value

Welcia Holdings Co. Ltd.	43,200	$1,466,843

TOTAL JAPAN		$129,296,009

LUXEMBOURG – 0.0%**

APERAM SA	4,610	288,743

MACAO – 0.4%

Galaxy Entertainment Group Ltd.*	311,000	2,109,045

Sands China Ltd.*	212,000	724,294

TOTAL MACAO		$2,833,339

NETHERLANDS – 3.5%

Aalberts NV	35,192	2,142,431

Adyen NV*	941	2,555,680

Aegon NV	49,856	212,555

ASML Holding NV	12,628	9,572,198

ASR Nederland NV	7,867	323,362

IMCD NV	15,390	2,665,433

ING Groep NV	185,777	2,390,219

Koninklijke Ahold Delhaize NV	49,810	1,547,787

Koninklijke KPN NV#	63,210	207,552

NN Group NV	17,249	857,956

Royal Dutch Shell PLC, Class A	76,710	1,538,839

Royal Dutch Shell PLC, Class B	33,462	660,380

Signify NV	2,930	164,019

TOTAL NETHERLANDS		$24,838,411

NORWAY – 0.8%

Equinor ASA	91,770	1,791,202

Kahoot! ASA*	63,635	283,647

Norsk Hydro ASA	56,230	374,114

Orkla ASA	34,880	317,028

Telenor ASA	13,730	238,397

TOMRA Systems ASA	46,214	2,671,961

TOTAL NORWAY		$5,676,349

PHILIPPINES – 0.1%

Ayala Land, Inc.	1,019,800	667,149

RUSSIAN FEDERATION – 0.0%**

Evraz PLC	36,730	313,578

SINGAPORE – 0.5%

Oversea-Chinese Banking Corp. Ltd.	384,061	3,486,439

SOUTH AFRICA – 0.2%

Anglo American PLC	28,100	1,246,178

Investec PLC	12,300	46,777

TOTAL SOUTH AFRICA		$1,292,955

SOUTH KOREA – 3.6%

LG Chem Ltd.	3,893	2,849,734

NAVER Corp.	11,557	4,355,540

Samsung Electronics Co. Ltd.	187,549	12,799,475

SK Hynix, Inc.	17,721	1,733,199

SK Materials Co. Ltd.	10,784	3,938,586

TOTAL SOUTH KOREA		$25,676,534

SPAIN – 1.5%

ACS Actividades de Construccion y Servicios SA#	13,373	351,540

July 31, 2021 (unaudited)

4	PORTFOLIO OF INVESTMENTS

Wilmington International Fund (continued)

Description	Number of Shares	Value

Amadeus IT Group SA*	3,640	$238,523

Banco Bilbao Vizcaya Argentaria SA*	64,183	411,978

Banco Santander SA*	322,904	1,182,651

Bankinter SA	316,086	1,727,427

Cellnex Telecom SA	21,200	1,381,659

Enagas SA	7,870	180,741

Ferrovial SA	45,400	1,346,394

Iberdrola SA#	143,681	1,731,680

Industria de Diseno Textil SA	22,528	764,035

Mediaset Espana Comunicacion SA*	39,260	233,559

Naturgy Energy Group SA	9,940	256,933

Telefonica SA#	152,472	699,243

TOTAL SPAIN		$10,506,363

SWEDEN – 5.1%

AddLife AB, Class B	39,996	1,334,377

Annehem Fastigheter AB, Class B*	6,045	24,999

Assa Abloy AB, Class B	102,533	3,288,574

Atlas Copco AB, Class A	51,923	3,510,430

Avanza Bank Holding AB	54,731	1,772,571

Boliden AB	14,300	557,322

Epiroc AB, Class A	93,218	2,176,574

Evolution AB	9,250	1,611,368

Fabege AB	108,045	1,873,254

GARO AB	99,705	1,447,786

Hexagon AB, Class B	247,954	4,104,531

Hexpol AB	65,923	897,516

Investor AB, Class A	9,350	232,436

JM AB	44,545	1,573,077

Lundin Energy AB	6,660	207,651

Paradox Interactive AB	70,417	1,417,600

Peab AB, Class B	27,459	320,255

Skandinaviska Enskilda Banken AB, Class A	19,531	264,432

Skanska AB, Class B	11,000	310,511

SKF AB, Class B	10,330	274,558

Sweco AB, Class B	103,463	1,654,994

Swedbank AB, Class A	71,000	1,383,644

Swedish Match AB	180,270	1,614,146

Tele2 AB, Class B	46,330	680,548

Thule Group AB	23,494	1,185,562

Trelleborg AB, Class B	30,290	748,418

Volvo AB, Class B	75,450	1,777,042

TOTAL SWEDEN		$36,244,176

SWITZERLAND – 6.3%

ABB Ltd.	58,760	2,149,052

Chocoladefabriken Lindt & Spruengli AG	143	1,602,307

Cie Financiere Richemont SA	10,800	1,383,010

Comet Holding AG	6,612	2,167,869

Emmi AG	1,403	1,544,949

EMS-Chemie Holding AG	80	88,668

Geberit AG	520	426,976

Holcim Ltd.*	28,690	1,681,778

Julius Baer Group Ltd.	21,000	1,389,568

Kuehne + Nagel International AG	770	259,769

Landis+Gyr Group AG*	1,070	84,457

Lonza Group AG	2,723	2,119,843

Nestle SA	1,940	245,860

Description	Number of Shares	Value

Novartis AG	43,553	$4,032,926

Partners Group Holding AG	3,050	5,213,805

Siegfried Holding AG*	2,212	2,239,227

Sika AG	14,570	5,132,513

Straumann Holding AG	1,571	2,913,595

Swiss Life Holding AG	1,580	816,294

Swiss Prime Site AG	2,090	222,763

Swisscom AG	2,300	1,383,783

Temenos AG	7,272	1,156,006

UBS Group AG	126,180	2,081,061

VAT Group AG	3,374	1,324,496

Zur Rose Group AG*	3,805	1,415,560

Zurich Insurance Group AG	3,097	1,250,629

TOTAL SWITZERLAND		$44,326,764

TAIWAN – 4.0%

Hon Hai Precision Industry Co. Ltd.	479,000	1,884,141

MediaTek, Inc.	120,000	3,904,881

Merida Industry Co. Ltd.	308,000	3,689,612

Taiwan Semiconductor Manufacturing Co. Ltd.	902,000	18,707,670

TOTAL TAIWAN		$28,186,304

THAILAND – 0.2%

Kasikornbank PCL	553,500	1,734,555

UNITED KINGDOM – 7.5%

3i Group PLC	38,190	679,211

Admiral Group PLC	9,260	437,628

Ashtead Group PLC	17,700	1,325,118

AstraZeneca PLC	11,200	1,287,162

Aviva PLC	80,083	431,124

Barclays PLC	208,210	505,024

Barratt Developments PLC	41,127	402,224

Berkeley Group Holdings PLC	4,357	293,424

BP PLC	552,007	2,219,002

British American Tobacco PLC	27,540	1,026,111

BT Group PLC*	131,905	318,292

Clipper Logistics PLC	153,547	1,801,352

CNH Industrial NV	82,300	1,372,655

Croda International PLC	25,280	2,958,721

CVS Group PLC*	50,531	1,685,714

DCC PLC	24,366	2,040,930

Dechra Pharmaceuticals PLC	26,838	1,854,049

easyJet PLC*	131,793	1,550,173

Future PLC	51,872	2,487,522

GB Group PLC	125,367	1,516,063

GlaxoSmithKline PLC	83,910	1,653,650

Great Portland Estates PLC	135,785	1,440,095

Hargreaves Lansdown PLC#	16,970	385,079

Hill & Smith Holdings PLC	82,834	1,869,862

HSBC Holdings PLC	500,720	2,766,255

IG Group Holdings PLC	18,600	230,618

Imperial Brands PLC	20,000	428,676

Kingfisher PLC	46,140	236,272

Legal & General Group PLC	142,383	517,343

Lloyds Banking Group PLC	3,403,459	2,158,904

Marshalls PLC	179,869	1,826,381

July 31, 2021 (unaudited)

PORTFOLIO OF INVESTMENTS	5

Wilmington International Fund (continued)

Description	Number of Shares	Value

National Grid PLC	104,700	$1,344,870

Natwest Group PLC	101,470	285,472

Ninety One PLC	16,720	52,896

Persimmon PLC	16,371	660,825

Reckitt Benckiser Group PLC	1,850	142,024

Royal Mail PLC	32,390	227,001

Softcat PLC	1,000	26,869

Spirax-Sarco Engineering PLC	6,077	1,267,899

Spirent Communications PLC	30,180	107,057

SSE PLC#	15,473	310,890

SSP Group PLC*	344,553	1,250,962

St. James’s Place PLC#	79,876	1,762,009

Synthomer PLC	12,060	88,762

Tate & Lyle PLC	29,150	299,513

Tesco PLC	148,049	479,486

Travis Perkins PLC*	76,207	1,803,420

UNITE Group PLC (The)	94,776	1,524,875

Victrex PLC	28,109	1,035,395

Vodafone Group PLC	463,900	749,153

WPP PLC	18,820	243,286

TOTAL UNITED KINGDOM		$53,367,298

UNITED STATES – 2.2%

Ferguson PLC	9,200	1,290,309

James Hardie Industries PLC	167,156	5,609,581

ResMed, Inc.	120,028	3,181,542

Samsonite International SA*	1,247,086	2,317,279

Schneider Electric SE	4,940	828,029

Stellantis NV	36,420	699,460

Stellantis NV	70,200	1,348,218

TOTAL UNITED STATES		$15,274,418

TOTAL COMMON STOCKS (Cost $461,144,608)		$635,672,181

INVESTMENT COMPANIES – 5.2%

iShares MSCI Canada ETF	667,000	24,899,110

SPDR S&P Global Natural Resources ETF	226,813	11,964,386

TOTAL INVESTMENT COMPANIES (Cost $35,672,172)		$36,863,496

PREFERRED STOCKS – 0.4%

GERMANY – 0.4%

Henkel AG & Co. KGaA, 1.85%	4,220	427,911

Sixt SE, 0.05%	10,556	875,291

Volkswagen AG, 4.86%	5,102	1,243,737

TOTAL PREFERRED STOCKS (Cost $2,196,005)		$2,546,939

WARRANTS – 1.0%

CHINA – 1.0%

Midea Group Co. Ltd., Expire 05/27/22*	257,050	2,526,621

Shanghai Kelai Mechatronics Engineering Co. Ltd., Expire 03/03/22*	435,800	2,158,343

Zhejiang Sanhua Intelligent Controls Co. Ltd., Expire 10/29/21*	745,704	2,469,772

TOTAL WARRANTS (Cost $7,898,800)		$7,154,736

Description	Number of Shares	Value

MONEY MARKET FUND – 2.9%

Dreyfus Government Cash Management Fund, Institutional Shares, 0.03%^	20,230,811	$20,230,811

TOTAL MONEY MARKET FUND (Cost $20,230,811)		$20,230,811

CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN – 1.3%

MONEY MARKET FUNDS – 0.5%

Blackrock Liquidity Fed Fund, Institutional Shares, 0.03%^	788,000	788,000

Federated Hermes Government Obligations Fund, Premier Shares, 0.01%^	788,000	788,000

Goldman Sachs Financial Square Government Fund, Institutional Shares, 0.03%^	788,000	788,000

Invesco Government & Agency Portfolio, Institutional Class, 0.03%^	224,000	224,000

JPMorgan U.S. Government Money Market Fund, Capital Class, 0.03%^	788,000	788,000

Morgan Stanley Liquidity Fund, Government Portfolio, Institutional Class, 0.03%^	224,000	224,000

TOTAL MONEY MARKET FUNDS (Cost $3,600,000)		$3,600,000

	Par Value

REPURCHASE AGREEMENTS – 0.8%

Citigroup Global Markets Ltd., 0.06%, dated 7/30/21, due 8/02/21, repurchase price $1,806,886 collateralized by U.S. Government Agency & Treasury Securities, 1.63% to 5.00%, maturing 3/31/22 to 7/20/51; total market value of $1,843,015.	$1,806,877	1,806,877

Daiwa Capital Markets America, 0.05%, dated 7/30/21, due 8/02/21, repurchase price $1,806,885 collateralized by U.S. Government Agency & Treasury Securities, 0.00% to 6.50%, maturing 9/16/21 to 8/01/51; total market value of $1,843,015.	1,806,877	1,806,877

Deutsche Bank Securities, Inc., 0.05%, dated 7/30/21, due 8/02/21, repurchase price $489,243 collateralized by U.S. Government Agency Securities, 0.00% to 7.25%, maturing 8/12/21 to 6/21/41; total market value of $499,027.	489,241	489,241

July 31, 2021 (unaudited)

6	PORTFOLIO OF INVESTMENTS

Wilmington International Fund (continued)

Description	Par Value	Value

RBC Dominion Securities, Inc., 0.05%, dated 7/30/21, due 8/02/21, repurchase price $1,806,885 collateralized by U.S. Government Agency & Treasury Securities, 0.25% to 7.50%, maturing 4/15/24 to 4/01/53; total market value of $1,843,015.	$1,806,877	$1,806,877

TOTAL REPURCHASE AGREEMENTS (Cost $5,909,872)		$5,909,872

TOTAL CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN (Cost $9,509,872)		$9,509,872

TOTAL INVESTMENTS – 100.6% (Cost $536,652,268)		$711,978,035

COLLATERAL FOR SECURITIES ON LOAN – (1.3%)		(9,509,872)

OTHER ASSETS LESS LIABILITIES – 0.7%		5,075,602

TOTAL NET ASSETS – 100.0%		$707,543,765

The Fund follows the authoritative guidance (U.S. generally accepted accounting principles) for fair value measurements. The guidance establishes a framework for measuring fair value and a hierarchy for inputs and techniques used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs and techniques by requiring that the most observable inputs be used when available. The guidance establishes three tiers of inputs that may be used to measure fair value. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of July 31, 2021 in valuing the Fund’s assets and liabilities carried at fair value:

	Level 1	Level 2	Level 3		Total

Assets

Investments in Securities

Common Stocks

Australia	$25,914,452	$—	$—		$25,914,452

Austria	219,664	—	—		219,664

Belgium	4,956,528	—	—		4,956,528

Brazil	320,216	—	—		320,216

Bulgaria	—	—	—	(a)	—

China	45,768,146	—	—		45,768,146

Denmark	23,985,694	—	—		23,985,694

Finland	3,777,245	—	—		3,777,245

France	50,033,630	—	—		50,033,630

Germany	47,772,332	—	—		47,772,332

Hong Kong	27,062,780	—	—		27,062,780

India	6,185,743	—	—		6,185,743

Ireland	5,962,310	—	—		5,962,310

Isle of Man	1,378,211	—	—		1,378,211

Italy	8,325,846	—	—		8,325,846

Japan	129,296,009	—	—		129,296,009

Luxembourg	288,743	—	—		288,743

Macao	2,833,339	—	—		2,833,339

Netherlands	24,838,411	—	—		24,838,411

Norway	5,676,349	—	—		5,676,349

Philippines	667,149	—	—		667,149

Russian Federation	313,578	—	—		313,578

Singapore	3,486,439	—	—		3,486,439

South Africa	1,292,955	—	—		1,292,955

South Korea	25,676,534	—	—		25,676,534

Spain	10,506,363	—	—		10,506,363

July 31, 2021 (unaudited)

PORTFOLIO OF INVESTMENTS	7

Wilmington International Fund (concluded)

	Level 1	Level 2	Level 3	Total

Sweden	$36,244,176	$—	$—	$36,244,176

Switzerland	44,326,764	—	—	44,326,764

Taiwan	28,186,304	—	—	28,186,304

Thailand	1,734,555	—	—	1,734,555

United Kingdom	53,367,298	—	—	53,367,298

United States	15,274,418	—	—	15,274,418

Investment Companies	36,863,496	—	—	36,863,496

Preferred Stocks

Germany	2,546,939	—	—	2,546,939

Warrants

China	—	7,154,736	—	7,154,736

Money Market Funds	23,830,811	—	—	23,830,811

Repurchase Agreements	—	5,909,872	—	5,909,872

Total Investments in Securities	$698,913,427	$13,064,608	$—	$711,978,035

Liabilities

Other Financial Instruments!

Financial Futures Contracts	$(279,041)	$—	$—	$(279,041)

Total Liabilities - Other Financial Instruments	$(279,041)	$—	$—	$(279,041)

(a)	Includes internally fair valued securities currently priced at zero ($0).

!	Other financial instruments are derivative instruments, such as financial futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The inputs or techniques used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Additional information on the Fund’s valuation policy is included in the most recent shareholder report.

¢	Country classifications are based on primary country of risk.

**	Represents less than 0.05%.

*	Non-income producing security.

#	Security, or a portion thereof, is on loan.

^	7-Day net yield.

(1)

The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Valuation Hierarchy table located at the end of the Portfolio of Investments.

The following acronyms are used throughout this Fund:

ADR	American Depositary Receipt

ETF	Exchange-Traded Fund

MSCI	Morgan Stanley Capital International

OYJ	Public Limited Company

PCL	Public Company Limited

PLC	Public Limited Company

SCA	Limited Partnership With Share Capital

SpA	Societa per Azioni

SPDR	Standard & Poor’s Depositary Receipt

    At July 31, 2021, the International Fund had open financial futures contracts as follows:

Underlying Contracts to Buy/Sell	Expiration Date	Number of Contracts	Notional Amount	Notional Value	Unrealized Appreciation	Unrealized (Depreciation)

LONG POSITIONS:

EXCHANGE-TRADED:

MSCI India NTR Index	September 2021	125	$11,613,416	$11,334,375	$—	$(279,041)

UNREALIZED APPRECIATION (DEPRECIATION) ON FINANCIAL FUTURES CONTRACTS					$—	$(279,041)

For additional information about significant accounting policies, refer to Fund’s most recent semi-annual or annual report.

July 31, 2021 (unaudited)